Related Party Balances and Transactions - Amount due to related parties, non-current (Details) - Dec. 31, 2024 - Related party ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Related Party Balances and Transactions
Amount due to related parties, non-current	¥ 329,492	$ 45,140
Forseven Limited and its affiliate
Related Party Balances and Transactions
Amount due to related parties, non-current	251,032
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiary
Related Party Balances and Transactions
Amount due to related parties, non-current	¥ 78,460